Regulatory Capital (Narrative) (Details)	Apr. 30, 2025
First Of November Two Thousand And Twenty Three [Member]
Disclosure Of Regulatory Capital [Line Items]
Domestic stability buffer	3.50%
Basel III [member]
Disclosure Of Regulatory Capital [Line Items]
Minimum leverage ratio	3.50%
Target total loss absorbing capacity leverage ratio	25.00%
Target total loss absorbing capacity leverage ratio supervisory target	7.25%
Total capital target ratio	15.00%
CET1 target ratio	11.50%
Tier1 Target Ratio	13.00%
Domestic systemically important banks addition leverage ratio	0.50%
G-SIB surcharge percentage	1.00%
D-SIB surcharge percentage	1.00%